Consolidated statements of cash flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 105,554	$ 86,248	$ (184,495)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Deferred income tax expense (benefit)	59,374	(25,812)	(74,006)
Depreciation, depletion and amortization	176,366	97,411	58,005
Impairment expense	243		246,669
Non-cash stock-based compensation	6,111	1,257	1,419
Accretion of asset retirement obligations	616	475	406
Unrealized (gain) loss on derivative financial instruments, net	(20,890)	11,648	46,003
Premiums paid for derivative financial instruments	(555)	(5,397)	(6,283)
Amortization of premiums paid for derivative financial instruments	471	155
Bad debt expense			91
Amortization of deferred loan costs	3,871	2,132	546
Write-off of deferred loan costs	6,195
Amortization of October Notes premium	(39)
Amortization of other assets	19	19	9
Loss on disposal of assets	40	30	85
(Increase) decrease in accounts receivable	(30,196)	(23,299)	22,062
(Increase) decrease in other assets	(833)	(2,331)	6,092
Increase (decrease) in accounts payable	(3,825)	5,711	(6,753)
Increase (decrease) in undistributed revenues and royalties	16,180	735	1,905
Increase (decrease) in accrued compensation and benefits	2,492	5,621	(3,188)
Increase (decrease) in other accrued liabilities	23,031	2,457	3,781
Increase (decrease) in deferred lease liabilities	(149)	(17)	321
Net cash provided by operating activities	344,076	157,043	112,669
Cash flows from investing activities:
Restricted cash			2,201
Capital expenditures:
Oil and natural gas properties	(687,062)	(454,161)	(340,636)
Pipeline and gas gathering assets	(13,368)	(4,277)	(19,995)
Other fixed assets	(6,413)	(2,198)	(3,071)
Proceeds from other fixed asset disposals	56	89	168
Net cash used in investing activities	(706,787)	(460,547)	(361,333)
Cash flows from financing activities:
Broad Oak Transaction	(81,963)
Borrowings on revolving credit facilities	790,100	250,300	114,400
Payments on revolving credit facilities	(1,096,700)	(105,800)	(15,900)
Borrowings on term loan		100,000
Payments on term loan	(100,000)
Issuance of 2019 Notes	552,000
Proceeds from initial public offering, net	319,378
Proceeds from issuance of equity interests, net		10,000	29,580
Purchase of equity interests and units, net	(164)	(513)	(762)
Purchase of treasury stock	(3)
Capital contributions		75,000	125,000
Payments for loan costs	(23,170)	(9,235)	(2,179)
Net cash provided by financing activities	359,478	319,752	250,139
Net increase (decrease) in cash and cash equivalents	(3,233)	16,248	1,475
Cash and cash equivalents, beginning of period	31,235	14,987	13,512
Cash and cash equivalents, end of period	28,002	31,235	14,987
Non-cash financing activities:
Capital contributions receivable			50,000
Cash paid during the period:
Interest	$ 31,157	$ 15,223	$ 7,096